Investments Accounted for Using the Equity Method - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Jan. 01, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of investments accounted for using equity method [line items]
Proportion of ownership interest in joint venture		50.00%
Share of profit of investments accounted for using the equity method [member]
Disclosure of investments accounted for using equity method [line items]
Impairment loss		¥ 68,545
Investments accounted for using equity method [member] | Target Companies [member] | Automobile business [member]
Disclosure of investments accounted for using equity method [line items]
Reversal of impairment losses		¥ 0	¥ 0	¥ 56,849
Investments accounted for using equity method [member] | Hitachi Astemo Ltd [member]
Disclosure of investments accounted for using equity method [line items]
Percentage Voting Interest	33.40%